Scotia Institutional Funds

Dynamic U.S. Growth Fund

Class I Shares (DWUGX)

Class II Shares (DWUHX)

Institutional Shares (DWUIX)

(the “U.S. Growth Fund”)

Supplement Dated December 19, 2013 to the Summary Prospectus, Statutory Prospectus and

Statement of Additional Information of the U.S. Growth Fund each dated February 1, 2013, as amended

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Important Notice Regarding THE APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION WITH RESPECT TO THE U.S. GROWTH FUND

On December 19, 2013, the Board of Trustees of Scotia Institutional Funds approved an Agreement and Plan of Reorganization with respect to the U.S. Growth Fund (the “Plan”). The Plan provides for the sale of all of the assets of the U.S. Growth Fund to, and the assumption of all of the liabilities of the U.S. Growth Fund by, Dynamic U.S. Growth Fund (the “Acquiring Fund”), a newly-created series of The RBB Fund, Inc., in exchange for the Acquiring Fund’s shares with the same aggregate net asset value as shares of the U.S. Growth Fund, which would be distributed pro rata by the U.S. Growth Fund to the holders of its shares in complete liquidation of the U.S. Growth Fund (the “Reorganization”). Scotia Institutional Asset Management US, Ltd., the current sub-adviser of the U.S. Growth Fund, is the investment adviser of the Acquiring Fund. The investment objectives of the Acquiring Fund and the U.S. Growth Fund are the same, and the investment policies and strategies of the Acquiring Fund and the U.S. Growth Fund are identical. Thus, the Reorganization will not result in any change in the day-to-day portfolio management of the U.S. Growth Fund’s investment portfolio. The Reorganization is subject to approval by the shareholders of the U.S. Growth Fund. It is anticipated that a special meeting of shareholders of the U.S. Growth Fund will be held in the first quarter of 2014 to seek approval of the Plan and the related Reorganization (the “Shareholder Meeting”). A related proxy statement in connection with the Shareholder Meeting that further describes the Plan and the Reorganization will be distributed in advance of the Shareholder Meeting.

Please keep this Supplement with your records.

Scotia Institutional Funds

Dynamic U.S. Growth Fund

Class I Shares (DWUGX)

Class II Shares (DWUHX)

Institutional Shares (DWUIX)

(the “U.S. Growth Fund”)

Supplement Dated December 19, 2013 to the Statement of Additional Information of the

U.S. Growth Fund dated February 1, 2013, as amended

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Election of New Officer of Scotia Institutional Funds

Effective December 30, 2013, Amy Duling has resigned as President of Scotia Institutional Funds. David Lebisky, Chief Compliance Officer and Secretary of Scotia Institutional Funds, has been elected to serve as President.

Please keep this Supplement with your records.

Scotia Institutional Funds

Mount Lucas U.S. Focused Equity Fund

Class I Shares (Ticker: BMLEX)

Class II Shares

(the “Mount Lucas Fund”)

Supplement Dated December 19, 2013 to the Statement of Additional Information of the

Mount Lucas Fund dated February 1, 2013, as amended

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Election of New Officer of Scotia Institutional Funds

Effective December 30, 2013, Amy Duling has resigned as President of Scotia Institutional Funds. David Lebisky, Chief Compliance Officer and Secretary of Scotia Institutional Funds, has been elected to serve as President.

Please keep this Supplement with your records.

Scotia Institutional Funds

Smith Group Large Cap Core Growth Fund

Class I Shares (Ticker: BSLGX)

Class II Shares

(the “Smith Fund”)

Supplement Dated December 19, 2013 to the Statement of Additional Information of the

Smith Fund dated February 1, 2013, as amended

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Election of New Officer of Scotia Institutional Funds

Effective December 30, 2013, Amy Duling has resigned as President of Scotia Institutional Funds. David Lebisky, Chief Compliance Officer and Secretary of Scotia Institutional Funds, has been elected to serve as President.

Please keep this Supplement with your records.